Annual Fund Operating Expenses	Oct. 31, 2025
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.95%	[1]
Expenses (as a percentage of Assets)	2.85%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	2.76%
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.95%	[1]
Expenses (as a percentage of Assets)	3.60%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	3.51%
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.95%	[1]
Expenses (as a percentage of Assets)	2.60%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	2.51%
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	1.95%	[1]
Expenses (as a percentage of Assets)	3.10%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	3.01%
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%	[3]
Expenses (as a percentage of Assets)	0.89%
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund | Advisor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%	[3]
Expenses (as a percentage of Assets)	0.89%
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.85%
Other Expenses (as a percentage of Assets):	0.16%	[3]
Expenses (as a percentage of Assets)	1.49%
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[3]
Expenses (as a percentage of Assets)	0.64%
Multi-trust Docubuilder Book | Eaton Vance Short Duration High Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Multi-trust Docubuilder Book | Eaton Vance Short Duration High Income Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.21%)	[4]
Net Expenses (as a percentage of Assets)	0.90%
Multi-trust Docubuilder Book | Eaton Vance Short Duration High Income Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.21%)	[4]
Net Expenses (as a percentage of Assets)	0.65%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | Advisor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.41%	[5]
Expenses (as a percentage of Assets)	2.27%	[6]
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.41%	[5]
Expenses (as a percentage of Assets)	2.27%	[6]
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	1.41%	[5]
Expenses (as a percentage of Assets)	2.77%	[6]
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.41%	[5]
Expenses (as a percentage of Assets)	2.02%	[6]
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.34%	[5]
Expenses (as a percentage of Assets)	1.95%	[6]
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | Advisor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%	[7]
Expenses (as a percentage of Assets)	1.07%	[8]
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%	[7]
Expenses (as a percentage of Assets)	1.07%	[8]
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%	[7]
Expenses (as a percentage of Assets)	1.82%	[8]
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[7]
Expenses (as a percentage of Assets)	0.82%	[8]
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[7]
Expenses (as a percentage of Assets)	0.76%	[8]
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | Advisor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.58%	[9],[10]
Expenses (as a percentage of Assets)	1.09%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.58%	[9],[10]
Expenses (as a percentage of Assets)	1.09%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.58%	[9],[10]
Expenses (as a percentage of Assets)	1.84%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.58%	[9],[10]
Expenses (as a percentage of Assets)	0.84%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.58%	[9],[10]
Expenses (as a percentage of Assets)	0.78%
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	1.82%
Other Expenses (as a percentage of Assets):	1.97%
Expenses (as a percentage of Assets)	2.72%	[11]
Fee Waiver or Reimbursement	(1.62%)	[12]
Net Expenses (as a percentage of Assets)	1.10%
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	1.82%
Other Expenses (as a percentage of Assets):	1.97%
Expenses (as a percentage of Assets)	3.47%	[11]
Fee Waiver or Reimbursement	(1.62%)	[12]
Net Expenses (as a percentage of Assets)	1.85%
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	1.82%
Other Expenses (as a percentage of Assets):	1.97%
Expenses (as a percentage of Assets)	2.47%	[11]
Fee Waiver or Reimbursement	(1.62%)	[12]
Net Expenses (as a percentage of Assets)	0.85%
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.27%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.20%	[13]
Fee Waiver or Reimbursement	(0.02%)	[14]
Net Expenses (as a percentage of Assets)	1.18%
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.27%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.95%	[13]
Fee Waiver or Reimbursement	(0.02%)	[14]
Net Expenses (as a percentage of Assets)	1.93%
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.27%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.95%	[13]
Fee Waiver or Reimbursement	(0.02%)	[14]
Net Expenses (as a percentage of Assets)	0.93%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.48%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	1.51%	[15]
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.48%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	2.26%	[15]
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.48%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	1.26%	[15]
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.48%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	1.76%	[15]
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.48%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.61%
Expenses (as a percentage of Assets)	1.19%	[15]
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	1.17%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	1.37%
Expenses (as a percentage of Assets)	2.54%	[16]
Fee Waiver or Reimbursement	(0.07%)	[17]
Net Expenses (as a percentage of Assets)	2.47%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	1.17%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	1.37%
Expenses (as a percentage of Assets)	3.29%	[16]
Fee Waiver or Reimbursement	(0.07%)	[17]
Net Expenses (as a percentage of Assets)	3.22%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.17%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	1.37%
Expenses (as a percentage of Assets)	2.29%	[16]
Fee Waiver or Reimbursement	(0.07%)	[17]
Net Expenses (as a percentage of Assets)	2.22%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	1.17%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	1.37%
Expenses (as a percentage of Assets)	2.79%	[16]
Fee Waiver or Reimbursement	(0.07%)	[17]
Net Expenses (as a percentage of Assets)	2.72%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.17%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	1.34%
Expenses (as a percentage of Assets)	2.26%	[16]
Fee Waiver or Reimbursement	(0.07%)	[17]
Net Expenses (as a percentage of Assets)	2.19%
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	1.16%	[18]
Expenses (as a percentage of Assets)	1.50%
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	1.16%	[18]
Expenses (as a percentage of Assets)	2.24%
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	1.16%	[18]
Expenses (as a percentage of Assets)	1.24%
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	1.16%	[18]
Expenses (as a percentage of Assets)	1.74%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	1.73%
Fee Waiver or Reimbursement	(0.53%)	[19]
Net Expenses (as a percentage of Assets)	1.20%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	2.48%
Fee Waiver or Reimbursement	(0.53%)	[19]
Net Expenses (as a percentage of Assets)	1.95%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.58%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.53%)	[19]
Net Expenses (as a percentage of Assets)	0.95%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Multi-Cap Growth Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.23%	[20]
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Multi-Cap Growth Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.98%	[20]
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.14%	[21]
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.89%	[21]
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.89%	[21]
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.15%	[22]
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.90%	[22]
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.90%	[22]
Eaton Vance Emerging and Frontier Countries Equity Fund | Eaton Vance Emerging and Frontier Countries Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Eaton Vance Emerging and Frontier Countries Equity Fund | Eaton Vance Emerging and Frontier Countries Equity Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.08%)	[23]
Net Expenses (as a percentage of Assets)	1.40%	[24]
Eaton Vance Emerging and Frontier Countries Equity Fund | Eaton Vance Emerging and Frontier Countries Equity Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.08%)	[23]
Net Expenses (as a percentage of Assets)	1.15%	[24]
Eaton Vance Global Equity Income Fund | Eaton Vance Global Equity Income Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.16%
Eaton Vance Global Equity Income Fund | Eaton Vance Global Equity Income Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.92%
Eaton Vance Global Equity Income Fund | Eaton Vance Global Equity Income Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.91%
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.17%
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.92%
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.92%
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.42%
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.89%	[25]
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.64%	[25]
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.64%	[25]
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.55%	[25]
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.96%
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.71%
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.71%
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.67%

[1]
1	Includes interest expense, including on reverse repurchase agreements, of 1.71%.

[2]
2	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares and 1.30% for Class R shares. This expense reimbursement will continue through March 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[3]
1	Includes interest expense, including on reverse repurchase agreements, of 0.05%.

[4]
1	The investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.90% for Class A shares and 0.65% for Class I shares. This expense reimbursement will continue through March 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[5]
1	Other expenses include estimated borrowing cost of 1.31% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Portfolio will vary over time based on the Portfolio’s use of borrowings and variations in market interest rates.

[6]
2	Expenses in the table above and the Example below reflect the expenses of the Fund and Senior Debt Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[7]
1	Other expenses include estimated borrowing cost of 0.05% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Portfolio will vary over time based on the Portfolio’s use of borrowings and variations in market interest rates.

[8]
2	Expenses in the table above and the Example below reflect the expenses of the Fund and Eaton Vance Floating Rate Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[9]
1	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests.

[10]
2	Other expenses include estimated borrowing cost of 0.04% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Portfolios in which it invests will vary over time based on the Portfolios’ use of borrowings and variations in market interest rates.

[11]
1	Expenses in the table above and the Example below reflect the expenses of the Fund and International Income Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[12]
2	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares. This expense reimbursement will continue through March 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement, or (ii) the expense limit in effect at the time of recoupment.

[13]
1	Expenses in the table above and the Example below reflect the expenses of the Fund and Emerging Markets Local Income Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[14]
2	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.15% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares. This expense reimbursement will continue through March 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement, or (ii) the expense limit in effect at the time of recoupment.

[15]
1	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Macro Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[16]
1	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[17]
2	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.05% for Class I shares, 1.55% for Class R shares and 1.02% for Class R6 shares. This expense reimbursement will continue through March 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement, or (ii) the expense limit in effect at the time of recoupment.

[18]
1	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolio(s)/Fund(s) in which it invests. Acquired Fund Fees and Expenses includes interest expense of 0.51%.

[19]
1	Pursuant to the Fund’s investment advisory agreement, the Fund’s investment advisory fee is reduced by the Fund’s allocable portion of the advisory fees of the Portfolios in which it invests.

[20]
1	Expenses in the table above and the Example below reflect the expenses of the Fund and Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[21]
1	Expenses in the table above and the Example below reflect the expenses of the Fund and Tax-Managed Small-Cap Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[22]
1	Expenses in the table above and the Example below reflect the expenses of the Fund and Tax-Managed Value Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[23]
1	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares and 1.15% for Class I shares. This expense reimbursement will continue through March 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[24]
2	Expenses in the table above and the Example below reflect the expenses of the Fund and the Global Macro Capital Opportunities Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[25]
1	Expenses in the table above and the Example below reflect the expenses of the Fund and High Income Opportunities Portfolio (the “Portfolio”), in which the Fund invests its assets.